Other long-term liabilities - Schedule of Long-Term Liabilities and Deferred Credits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Advances in aid of construction	$ 133,000	$ 102,900
Asset retirement obligations	45,300	42,700	$ 41,800
Environmental remediation obligation	$ 54,400	$ 41,700	$ 40,800
Environmental Loss Contingency Statement Of Financial Position Extensible Enumeration Not Disclosed Flag	Environmental remediation obligation (c)	Environmental remediation obligation (c)
Deferred credits and contingent consideration	$ 37,500	$ 34,900
Customer deposits	32,600	34,800
Unamortized investment tax credits	17,100	17,200
Contingent liability (note 20)	137,700	15,700
Lease liabilities	$ 10,500	$ 10,700
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities
Hook-up fees	$ 11,800	$ 1,500
Delayed equity contributions (note 7)	21,500	0
Other	7,500	8,000
Other long-term liabilities	508,900	310,100
Less: current portion	(151,100)	(36,300)
Other long-term liabilities, excluding current	$ 357,800	$ 273,800